Cornerstone Strategic Value Fund, Inc.

March 31, 2021

FILED VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Attention: Lisa Larkin

Re:	Cornerstone Strategic Value Fund, Inc.

Registration Statement on Form N-2

Pre-Effective Amendment No. 1

File Numbers: 811-05150 and 333-253310

Dear Ms. Larkin:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, Cornerstone Strategic Value Fund, Inc. (the “Fund”) respectfully requests acceleration of the effective date of Pre-Effective Amendment No. 1 to its Registration Statement on Form N-2 (File No. 333-253310) (the “Registration Statement”) so that such Registration Statement will be declared effective on Tuesday, April 6, 2021 or as soon thereafter as practicable. The Fund respectfully requests that you notify Thomas R. Westle of Blank Rome LLP of such effectiveness by a telephone call to (212) 885-5239.

Should you have any questions regarding this request, please contact Mr. Westle at (212) 885-5239 or Margaret M. Murphy at (212) 885-5205. Thank you for your continued attention to this matter.

Very truly yours,

Cornerstone Strategic Value Fund, Inc.

By:	/s/ Ralph W. Bradshaw
Name:	Ralph W. Bradshaw
Title:	President

cc:	Thomas R. Westle

Blank Rome LLP